BRIGHTHOUSE FUNDS TRUST I
SUPPLEMENT DATED JUNE 17, 2025
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 28, 2025
Harris Oakmark International Portfolio
Effective July 1, 2025 (“Effective Date”), Michael L. Manelli will no longer serve as a portfolio manager of Harris Oakmark International Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. All references to Mr. Manelli in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio are deleted. As of the Effective Date, Tony Coniaris will serve as a portfolio manager of the Portfolio. As of March 31, 2025, Mr. Coniaris did not beneficially own any equity securities of the Portfolio. The following changes are made to the Summary Prospectus, Prospectus and SAI of the Portfolio.
As of the Effective Date, in the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:
Portfolio Managers.
David G. Herro, CFA, Deputy Chairman and Co-Chief Investment Officer – International Equity has managed the Portfolio since 2003. Tony Coniaris, CFA, Chairman and Co-Chief Investment Officer – International Equity has managed the Portfolio since July 2025. Eric Liu, CFA, Vice President and Senior International Investment Analyst, has managed the Portfolio since 2023.
As of the Effective Date, in the section entitled “Additional Information About Management – The Subadviser” of the Prospectus, the last paragraph of the section is deleted in its entirety and replaced with the following:
David G. Herro, CFA, Deputy Chairman and Co-Chief Investment Officer – International Equity, Tony Coniaris, CFA, Chairman and Co-Chief Investment Officer – International Equity, and Eric Liu, CFA, Vice President and Senior International Investment Analyst manage the Portfolio. Mr. Herro joined Harris in 1992 as a portfolio manager and analyst. Mr. Coniaris joined Harris in 1999 as a research associate. Mr. Liu joined Harris in 2009 as an analyst.
As of the Effective Date, in the Portfolio’s “Other Accounts Managed” table in Appendix C of the SAI, the following information with respect to Mr. Coniaris is added immediately following the information included therein with respect to Mr. Herro:
Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Tony Coniaris, CFA[1]	Registered Investment Companies	3	$2,477,698,214	0	N/A
	Other Pooled Investment Vehicles	33	$11,411,701,720	2	$585,801,204
	Other Accounts	385	$3,217,718,250	0	N/A
1 Other accounts managed information is as of March 31, 2025.
As of the Effective Date, in Appendix C of the SAI, the first sentence in the first paragraph of the Portfolio’s “Compensation” section is deleted in its entirety and replaced with the following:
David G. Herro, Tony Coniaris, and Eric Liu are the portfolio managers of the Portfolio.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE